Leases - Evolution of right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-use assets
Balances at the beginning of the year	$ 9,192	$ 12,902
Additions	5,217	465
Contract modifications	(49)	(103)
Depreciation of the year	(3,203)	(4,577)	$ (4,154)
Translation differences and inflation adjustment	(664)	505
Balances at the end of the year	10,493	9,192	12,902
Lease liabilities
Balances at the beginning of the year	8,809	12,249
New contracts	5,336	482
Lease payments	(3,118)	(4,307)
Contract modifications	(49)	(103)
Leases financial cost	446	605	737
Translation differences and inflation adjustment	2,557	(117)
Balances at the end of the year	$ 13,981	$ 8,809	$ 12,249